UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02633

FIRST VARIABLE RATE FUND FOR GOVERNMENT INCOME

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Address of Principal Executive Offices)

William M. Tartikoff, Esq.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (301) 951-4800

Date of fiscal year end: December 31

Date of reporting period: Six months ended June 30, 2003

Item 1.  Report to Stockholders.

Calvert

Investments that make a difference

June 30, 2003

Semi-Annual Report

Calvert First Government

Money Market Fund

Semi-Annual Report (Unaudited)
Calvert First Government Money Market Fund

Table of Contents

President’s Letter	1

Portfolio Manager Remarks	2

Statement of Net Assets	4

Statement of Operations	6

Statements of Changes
in Net Assets	7

Notes to
Financial Statements	9

Financial Highlights	12

Explanation of Financial Tables	16

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Dear Shareholders:

The first half of 2003 has seen strong performance in nearly all asset classes, with, among other things, the markets reacting to reduced political tensions. While the outlook remains somewhat uncertain, we see encouraging signs in improved consumer confidence, better corporate earnings, and Fed-inspired stock- and credit-market rallies. Record-low mortgage rates have kept the housing market strong.

A cloud on the horizon is the threat of deflation, the possibility that prices will enter a sustained decline. However, we take some assurance from the Federal Reserve’s vigilant eye on this possibility.

We believe that the near-elimination of inflation risk is a positive backdrop for fixed income investors.  However, there is some interest rate risk in the intermediate and longer maturies if those market rates should begin to rise, as they have in recent weeks. As always, we recommend that most individuals maintain a diversified portfolio across asset classes, including both stocks and fixed income, and within the fixed income allocation, further diversification across maturity ranges. Over time, diversification is a good way to achieve consistent, lower-risk returns, in good markets and bad.

We advise all our shareholders to work closely with their financial advisors to develop a long-term strategy that can meet their goals, not just in the current market environment, but over the whole time they expect to be investing. The key to successful investing is not in trying to predict interest rate movements or asset class returns, but rather saving regularly, diversifying adequately, and maintaining an appropriate strategy for the long-term. Please contact us, or your financial professional, if you have any questions or concerns about your investments or market conditions. We are always happy to work with you.

Thank you for your continued business, and we look forward to serving you in the year ahead.

Sincerely,

Barbara J. Krumsiek

President and CEO

July 2003

James O’Boyle is a member of the CAMCO portfolio management team.

Calvert First Government Money Market Fund seeks to earn the highest possible yield consistent with safety, liquidity and preservation of capital.

Fund

Information

asset allocation

taxable

money market

NASDAQ symbol

FVRXX

CUSIP number

131577-10-8

Calvert First Government Money Market Fund

Performance

For the six-month period ending June 30, 2003, the Fund’s Class O shares returned +0.33%, versus +0.28% for the Lipper Government Money Market Funds Average.

Investment Climate

The US economy stumbled through the first half of 2003. In the first quarter, the buildup to war with Iraq dampened already weak activity and the economy grew only 1.4%. Over the first half of the year, the unemployment rate increased 0.4 percentage point and reached a new cycle high of 6.4% in June. While the underpinnings of the economy are improving, economic growth appears sluggish, remaining below potential. A stalled job market, weak business and consumer spending, and a still-struggling manufacturing sector are all contributing to sub-trend growth.

Fund Strategy

With our expectation that the Fed would cut rates to stimulate the economy, we targeted an average days-to-maturity around that of our peer group, the Lipper Government Money Market Funds Average. To do so, we balanced our short-term purchases with purchases of government agency securities in the twelve- to thirteen-month range. Our short-term purchases focused on weekly variable-rate demand notes, which should reset quickly when the Fed begins to raise rates. At the same time our purchases of longer government agencies should protect portfolio yield if rates remain low for an extended period.

Outlook

Although the economic outlook remains cloudy, encouraging signs include improvement in consumer confidence, better corporate earnings, and Fed-inspired stock- and credit-market rallies. Low mortgage rates have kept the housing market strong. And, Federal tax cuts should provide some stimulus to the economy.

In a continuing effort to ensure the country avoids falling toward recession or deflation, the Fed cut rates for a thirteenth time in June. At that time,  Fed Chairman Greenspan stated the Fed will "lean over backwards" to avoid “corrosive” deflation.

It’s our view that the probability of the worst sort of deflation in the US is low. However, Fed Chairman Greenspan’s position makes clear he will strive to keep short-term interest rates low in the near-term. A cardinal rule in the bond market is not to fight the Fed. Although we remain watchful for the next bear market, interest rates should remain at levels last seen during the Eisenhower and Kennedy years.

July 2003

Please remember, this discussion reflects the views and opinions of Calvert Asset Management Company at June 30, 2003, the end of the reporting period. Our strategy and the Fund’s portfolio composition may differ due to ever-changing market and economic conditions. While historical performance is no guarantee of future results, it may give you a better and more thorough understanding of our investment decisions and management philosophy.

Portfolio

statistics

weighted

average maturity

6.30.03            69 days

12.31.02          77 days

Class O

average annual

total return

as of 6.30.03

1 year   0.87%

5 year   3.48%

10 year 3.99%

inception            6.73%

(12.07.76)

Total returns assume reinvestment of dividends. Performance information represents the value of an investment in Class O shares. The value of an investment in Class B or C shares would be different. Past performance is no guarantee of future results.

Statement of Net Assets

June 30, 2003

Taxable Variable Rate Demand Notes - 49.7%	Principal Amount	Value
Overseas Private Investment Corp., 1.15%, 11/15/13, GA: U.S. Government	$19,534,884	$19,534,884
Post Apartment Homes LP MFH Revenue, 1.02%, 7/15/29,CA: FNMA	40,815,000	40,815,000
Rural Electric Coop Grantor Trust Certificates, 1.05%, 12/15/17,
TOA: JP Morgan Chase Bank	39,230,000	39,230,000

Total Taxable Variable Rate Demand Notes (Cost $99,579,884)		99,579,884

U.S. Government Agency Obligations - 50.5%
Fannie Mae Discount Notes, 4/30/04	10,000,000	9,903,311
Federal Farm Credit Bank, 1.15%, 7/8/04	5,000,000	5,000,000
Federal Home Loan Bank:
4.50%, 7/7/03	5,000,000	5,001,617
2.235%, 7/25/03	5,000,000	5,000,000
3.18%, 12/3/03	5,000,000	5,036,414
5.375%, 1/5/04	5,000,000	5,097,474
1.41%, 3/8/04	2,500,000	2,500,000
1.30%, 6/8/04	2,000,000	2,000,000
Federal Home Loan Bank Discount Notes:
7/1/03	34,000,000	34,000,000
10/20/03	5,000,000	4,978,571
12/11/03	3,000,000	2,980,712
4/26/04	4,000,000	3,962,667
5/21/04	1,000,000	989,798
Freddie Mac Discount Notes:
11/6/03	10,000,000	9,950,222
5/20/04	5,000,000	4,950,725

Total U.S. Government Agency Obligations (Cost $101,351,511)		101,351,511

U.S. Treasury Obligations - 1.5%
U.S. Treasury Notes, 2.875%, 6/30/04	3,000,000	3,055,629

Total U.S. Treasury Obligations (Cost $3,055,629)		3,055,629

TOTAL INVESTMENTS (Cost $203,987,024) - 101.7%		203,987,024
Other assets and liabilities, net - (1.7%)		(3,405,397)
Net Assets - 100.0%		$200,581,627

See notes to financial statements.

Net Assets Consist of:
Paid-in capital applicable to the following shares of beneficial interest, unlimited number of no par value shares authorized

Class O: 195,171,404 shares outstanding	$194,878,521
Class B: 4,433,875 shares outstanding	4,433,820
Class C: 1,252,456 shares outstanding	1,252,374
Undistributed net investment income	17,008
Accumulated net realized gain (loss) on investments	(96)

Net Assets	$200,581,627

Net Asset Value Per Share
Class O (based on net assets of $194,894,416)	$1.00
Class B (based on net assets of $4,434,471)	$1.00
Class C (based on net assets of $1,252,740)	$1.00

Abbreviations:

CA: Collateral Agreement

FNMA: Federal National Mortgage Association

GA: Guaranty Agreement

MFH: Multi-Family Housing

TOA: Tender Option Agreement

See notes to financial statements.

Statement of Operations

Six Months ended June 30, 2003

Net Investment Income
Investment Income:
Interest income	$1,485,239

Expenses:
Investment advisory fee	256,356
Transfer agency fees and expenses	180,608
Distribution plan expenses:
Class B	24,782
Class C	7,143
Class T	674
Trustees’ fees and expenses	5,431
Accounting fees	19,822
Administrative fees:
Class O	247,748
Class B	6,197
Class C	1,786
Class T	674
Custodian fees	14,125
Registration fees	23,686
Reports to shareholders	49,734
Professional fees	6,106
Miscellaneous	15,061
Total expenses	859,933
Reimbursement from Advisor:
Class B	(2,577)
Class C	(4,312)
Fees waived:
Class B	(13,813)
Class C	(3,526)
Fees paid indirectly	(3,764)
Net expenses	831,941

Net Investment Income	653,298

Realized Gain (Loss) on Investments
Net realized gain (loss) on investments	(96)

Increase (Decrease) in Net Assets
Resulting from Operations	$653,202

See notes to financial statements.

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2003	Year Ended December 31,2002
Operations:
Net investment income	$653,298	$3,322,516
Net realized gain (loss)	(96)	942

Increase (Decrease) in Net Assets Resulting from Operations	653,202	3,323,458

Distributions to shareholders from
Net investment income:
Class O shares	(657,347)	(2,536,865)
Class B shares	(556)	(1,624)
Class C shares	(106)	(775)
Class T shares	(254)	(788,765)
Total distributions	(658,263)	(3,328,029)
Capital share transactions:
Shares sold:
Class O shares	83,053,406	167,399,083
Class B shares	1,674,409	5,844,795
Class C shares	822,936	1,738,318
Class T shares	392,379	68,896,661
Reinvestment of distributions:
Class O shares	642,472	2,482,707
Class B shares	408	1,453
Class C shares	132	728
Class T shares	239	791,820
Shares redeemed:
Class O shares	(94,576,537)	(191,381,824)
Class B shares	(2,114,189)	(2,871,194)
Class C shares	(873,315)	(2,172,941)
Class T shares	(1,389,531)	(161,939,020)
Total capital share transactions	(12,367,191)	(111,209,414)

Total Increase (Decrease) in Net Assets	(12,372,252)	(111,213,985)

Net Assets
Beginning of period	212,953,879	324,167,864
End of period (including undistributed net investment income of $17,008 and $21,973, respectively)	$200,581,627	$212,953,879

See notes to financial statements.

Capital Share Activity

	Six Months Ended June 30, 2003	Year Ended December 31, 2002
Shares sold:
Class O shares	83,053,401	167,411,030
Class B shares	1,674,409	5,844,795
Class C shares	822,936	1,738,318
Class T shares	392,379	68,884,657
Reinvestment of distributions:
Class O shares	642,472	2,482,707
Class B shares	408	1,453
Class C shares	132	729
Class T shares	239	791,820
Shares redeemed:
Class O shares	(94,576,537)	(191,381,824)
Class B shares	(2,114,189)	(2,871,194)
Class C shares	(873,315)	(2,172,941)
Class T shares	(1,389,531)	(161,939,020)
Total capital share activity	(12,367,196)	(111,209,470)

See notes to financial statements.

Notes to Financial Statements

Note A — Significant Accounting Policies

General:  The Calvert First Government Money Market Fund (the “Fund”), the only series of First Variable Rate Fund for Government Income, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers three classes of shares of beneficial interest. A fourth class of shares (Class T) ceased operations on May 23, 2003. Class O shares are sold to the public, with no front-end sales charge at the time of purchase and no back-end load when they are redeemed. Class B shares may be purchased only by exchange from Class B shares of other Calvert Group Funds. Class B shares are sold without a front-end sales charge at the time of purchase, but may be subject to a deferred sales charge upon redemption of the Fund in which the Class B shares were originally purchased. Class C shares may be purchased only by exchange from Class C shares of another Calvert Group Fund. Class C shares are sold without a front-end sales charge at the time of purchase. They may be subject to a deferred sales charge if they are redeemed within one year after purchase of the Class C shares in the original Fund. Class B and C shares have higher expenses than Class O shares, including Distribution Plan expenses. Class O shares are not subject to a Distribution Plan. Class T shares were sold to investors with brokerage accounts at The Advisors Group, Inc. Class T shares were sold with no front-end sales charge at the time of purchase and no back-end load when they were redeemed, and were subject to Distribution Plan expenses.

Security Valuation:  Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities are valued at amortized cost which approximates market in accordance with Rule 2a-7 of the Investment Company Act of 1940.

Repurchase Agreements:  The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Security Transactions and Investment Income:  Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium. Investment income and realized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders:  Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements:  The Fund has an arrangement with its custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes:  No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Note B — Related Party Transactions

Calvert Asset Management Company, Inc. (the “Advisor”) is wholly-owned by Calvert Group, Ltd. (“Calvert”), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company (collectively, “Ameritas Acacia”). The Advisor provides investment advisory services and pays the salaries and fees of officers and interested Trustees of the Fund. For its services, the Advisor receives a monthly fee based on the following annual rates of average daily net assets: .25% on the first $500 million, .225% on the next $400 million, .20% on the next $400 million, ..175% on the next $700 million and .15% on the excess of $2 billion. Under the terms of the agreement, $68,196 was payable at period end.

The Advisor has agreed to limit annual net Fund operating expenses through April 30, 2004. The contractual expense cap is 2.00% for Class B and Class C. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, extraordinary expenses and capital items. In addition, affiliates of the Advisor voluntarily waived fees during the six months ended June 30, 2003 for Class B and Class C to maintain a yield.

The Advisors Group, Inc., (“TAG”), also a wholly-owned subsidiary of Ameritas Acacia, is a broker-dealer. TAG offered Class T shares as a sweep account for its brokerage customers.

Calvert Administrative Services Company (“CASC”), an affiliate of the Advisor, provides administrative services to the Fund for an annual fee. Class O, Class B and Class C pay an annual rate of .25% and Class T paid an annual rate of .25%, based on their average daily net assets. Under the terms of the agreement, $42,008 was payable at period end.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Distribution Plans, adopted by Class B, C, and T shares, allow the Fund to pay the distributor for expenses and services associated with distribution of shares. The expenses paid may not exceed 1.00% annually of average daily net assets of Class B and Class

C and .25% of average daily net assets of Class T. Under the terms of the agreement, $4,903 was payable at period end.

Calvert Shareholder Services, Inc. (“CSSI”), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CSSI received a fee of $116,871 for the six months ended June 30, 2003. Under terms of the agreement, $12,603 was payable at period end. National Financial Data Services, Inc., is the transfer and dividend disbursing agent.

Each Trustee of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $25,000 plus $1,500 for each Board and Committee meeting attended. Trustee fees are allocated to each of the funds served.

Note C — Investment Activity

The cost of investments owned at June 30, 2003 for federal income tax purposes was $203,987,024.

The Fund may sell or purchase securities from other Funds managed by the Advisor, typically short-term variable rate demand notes. Interportfolio transactions are primarily used for cash management purposes. Interportfolio transactions are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2003, purchases and sales transactions were $458,345,000 and $467,700,000, respectively.

Note D — Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund’s Balanced and Enhanced Equity Portfolios, the CVS Calvert Social Balanced Portfolio and the CVS Ameritas Index 500 Portfolio). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The Fund's average daily balance of these borrowings outstanding during the six months ended June 30, 2003 was $77,041 at a weighted average interest rate of 1.78%. The maximum amount of these borrowings outstanding during the six months ended June 30, 2003 was $2,191,375 during June 2003. The Fund had no loans outstanding pursuant to this line of credit at June 30, 2003.

Financial Highlights

		Period Ending
Class O Shares	June 30, 2003	December 31, 2002	December 31, 2001
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.003	.012	.034
Distributions from
Net investment income	(.003)	(.012)	(.034)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	0.33%	1.19%	3.45%
Ratios to average net assets:
Net investment income	.66% (a)	1.18%	3.39%
Total expenses	.79% (a)	.75%	.77%
Expenses before offsets	.79% (a)	.75%	.77%
Net expenses	.79% (a)	.75%	.76%
Net assets, ending (in thousands)	$194,894	$205,780	$227,259

		Years Ended
	December 31,	December 31,	December 31,
Class O Shares	2000	1999	1998
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.056	.043	.048
Distributions from
Net investment income	(.056)	(.043)	(.048)
Net asset value, ending	$1.00	$1.00	$1.00

Total return	5.71%	4.38%	4.93%
Ratios to average net assets:
Net investment income	5.55%	4.28%	4.82%
Total expenses	.77%	.82%	.81%
Expenses before offsets	.77%	.82%	.81%
Net expenses	.75%	.81%	.79%
Net assets, ending (in thousands)	$223,437	$229,754	$246,019

		Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
Class B Shares	2003	2002	2001
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	**	.001	.021
Distributions from
Net investment income	**	(.001)	(.021)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	.01%	.06%	2.15%
Ratios to average net assets:
Net investment income	.01% (a)	.09%	1.57%
Total expenses	2.11% (a)	2.17%	3.27%
Expenses before offsets	1.45% (a)	1.78%	2.01%
Net expenses	1.44% (a)	1.78%	2.00%
Net assets, ending (in thousands)	$4,434	$4,874	$1,898

		Periods Ended
	December 31	December 31,	December 31,
Class B Shares	2000	1999	1998^
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.043	.031	.027
Distributions from
Net investment income	(.043)	(.031)	(.027)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	4.38%	3.11%	2.72%
Ratios to average net assets:
Net investment income	4.33%	3.18%	3.28%(a)
Total expenses	5.83%	8.09%	36.93%(a)
Expenses before offsets	2.07%	2.02%	2.02%(a)
Net expenses	2.00%	2.00%	2.00%(a)
Net assets, ending (in thousands)	$394	$420	$74

Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
Class C Shares	2003	2002	2001
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	**	.001	.021
Distributions from
Net investment income	**	(.001)	(.021)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	.01%	.08%	2.18%
Ratios to average net assets:
Net investment income (loss)	(.05%) (a)	.11%	1.82%
Total expenses	2.61% (a)	2.72%	3.16%
Expenses before offsets	1.51% (a)	1.80%	2.03%
Net expenses	1.51% (a)	1.79%	2.00%
Net assets, ending (in thousands)	$1,253	$1,303	$1,737

		Periods Ended
	December 31,	December 31,	December 31,
Class C Shares	2000	1999	1998^^
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.043	.031	.020
Distributions from
Net investment income	(.043)	(.031)	(.020)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	4.39%	3.12%	2.06%
Ratios to average net assets:
Net investment income	4.25%	3.22%	3.35%(a)
Total expenses	3.60%	4.75%	8.46%(a)
Expenses before offsets	2.03%	2.02%	2.02%(a)
Net expenses	2.00%	2.00%	2.00%(a)
Net assets, ending (in thousands)	$449	$1,056	$339

Financial Highlights

		Periods Ended
	May 23,	December 31,	December 31,
Class T Shares	2003#	2002	2001
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	**	.010	.032
Distributions from
Net investment income	**	(.010)	(.032)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	.03%	.99%	3.28%
Ratios to average net assets:
Net investment income	.31% (a)	1.05%	3.29%
Total expenses	.89% (a)	.93%	.93%
Expenses before offsets	.89% (a)	.93%	.93%
Net expenses	.88% (a)	.92%	.92%
Net assets, ending (in thousands)	$0	$996	$93,274

		Periods Ended
		December 31,	December 31,
Class T Shares		2000	1999^^^
Net asset value, beginning		$1.00	$1.00
Income from investment operations
Net investment income		.05	.035
Distributions from
Net investment income		(.05)	(.035)
Net asset value, ending		$1.00	$1.00

Total return*		5.54%	3.59%
Ratios to average net assets:
Net investment income		5.40%	4.29%(a)
Total expenses		.93%	.95%(a)
Expenses before offsets		.93%	.95%(a)
Net expenses		.91%	.94%(a)
Net assets, ending (in thousands)		$98,720	$100,778

*          Total return is not annualized for periods less than one year

**        Net investment income and distributions were less than $.001 per share.

(a)            Annualized

^          From April 1,1998 inception.

^^        From June 1, 1998 inception.

^^^ From March 1, 1999 inception.

#          Class T ceased operations on May 23, 2003.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period.  Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet.  It lists the value of what the fund owns, is due and owes on the last day of the reporting period.  The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received.  The fund’s liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid.  The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period.  The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding.  This statement is accompanied by a Schedule of Investments.  Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period.  The Statement of Net Assets includes a Schedule of Investments.  Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets.  Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets.  Paid in Capital is the money invested by shareholders and represents the bulk of net assets.  Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date.  Accumulated Realized Losses will appear as negative balances.  Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund.  Investment income typically includes dividends earned from stocks and interest earned from interest-bearing securities in the fund.  Expenses incurred in operating the fund typically include the advisory fee paid to the investment advisor, transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports.  Expense offsets (fees paid indirectly) are also shown.  Credits earned from offset arrangements are used to reduce the fund’s expenses.  This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods.  Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations.  The Distribution section shows the dividend and capital gain distributions made to shareholders.  The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes.  The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed.  The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund’s net asset value for current and past reporting periods.  The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period.  Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value.  Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment.  Total distributions include distributions from net investment income and net realized gains.  Long-term gains are earned on securities held in the fund more than one year.  Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes.  The expense ratio is a fund’s cost of doing business, disclosed in the prospectus, expressed as a percentage of net assets.  These expenses directly reduce returns to shareholders.  Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund.  Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

Calvert

First

Government

Money

Market

FUnd

This report is intended to provide fund

information to

shareholders. It is not authorized for

distribution to

prospective investors unless preceded or accompanied by a prospectus.

            printed on

            recycled paper

            using soy-

            based inks

To Open an Account

800-368-2748

Yields and Prices

Calvert Information Network

(24 hours, 7 days a week)

800-368-2745

Service for Existing Account

Shareholders: 800-368-2745

Brokers: 800-368-2746

TDD for Hearing Impaired

800-541-1524

Branch Office

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

Registered, Certified

or Overnight Mail

Calvert Group

c/o NFDS,

330 West 9th Street

Kansas City, MO 64105

Web Site

www.calvert.com

Principal Underwriter

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000 North

Bethesda, Maryland 20814

Calvert Group’s

Family of Funds

Tax-Exempt Money Market Funds

CTFR Money Market Portfolio

CTFR California Money Market Portfolio

Taxable Money Market Funds

First Government Money Market Fund

CSIF Money Market Portfolio

Balanced Fund

CSIF Balanced Portfolio

Municipal Funds

CTFR Limited-Term Portfolio

CTFR Long-Term Portfolio

CTFR Vermont Municipal Portfolio

National Muni. Intermediate Portfolio

California Muni. Intermediate Portfolio

Taxable Bond Funds

CSIF Bond Portfolio

Income Fund

Short Duration Income Fund

Equity Funds

CSIF Enhanced Equity Portfolio

CSIF Equity Portfolio

Calvert Large Cap Growth Fund

Calvert Social Index Fund

Capital Accumulation Fund

CWV International Equity Fund

New Vision Small Cap Fund

Item 2.  Code of Ethics.

            Not applicable.

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 4.  Principal Accountant Fees and Services.

            Not applicable.

Item 5.  Listed Company Audit Committee Standards.

            Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

            Not applicable.

Item 8.  [Reserved]

Item 9.  Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 10.  Exhibits.

(a)        Code of Ethics – Not applicable.

(b)        A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Variable Rate Fund for Government Income

By:       /s/  Barbara Krumsiek

            Barbara Krumsiek

            President – Principal Executive Officer

Date: August 27, 2003

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/  Barbara Krumsiek

            Barbara Krumsiek

            President – Principal Executive Officer

Date: August 27, 2003

            /s/  Ronald Wolfsheimer

             Ronald Wolfsheimer

            Treasurer – Principal Financial Officer

Date: August 27, 2003

EX-99.CERT

Certification Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

I, Barbara Krumsiek, certify that:

1. I have reviewed this report on Form N-CSR of First Variable Rate Fund for Government Income;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  August 27, 2003                                              /s/  Barbara Krumsiek

                                                                                    Barbara Krumsiek

President – Principal Executive Officer

EX-99.CERT

Certification Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

I, Ronald Wolfsheimer, certify that:

1. I have reviewed this report on Form N-CSR of First Variable Rate Fund for Government Income;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:    August 27, 2003                                              /s/  Ronald Wolfsheimer

                                                                                    Ronald Wolfsheimer

Treasurer – Principal Financial Officer

EX-99.906CERT

Certification Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

            In connection with the accompanying Form N-CSR of First Variable Rate Fund for Government Income(the “Company”), as filed with the Securities and Exchange Commission (the “Report”), I, Barbara Krumsiek, President of the Company, certify, pursuant to 18 U.S.C. 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that, to my knowledge:

The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Company.

Date:  August 27, 2003                                  /s/  Barbara Krumsiek

                                                                                    Barbara Krumsiek

President – Principal Executive Officer

            A signed original of this written statement required by Section 906, or other document authenticating, acknowledging, or otherwise adopting the signature that appears in typed form within the electronic version of this written statement required by Section 906, has been provided to First Variable Rate Fund for Government Income and will be retained by First Variable Rate Fund for Government Income and furnished to the SEC or its staff upon request.

            This certification is being furnished solely pursuant to 18 U.S.C. 1350 and is not being filed as part of the Report or as a separate disclosure document.

EX-99.906CERT

Certification Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

            In connection with the accompanying Form N-CSR of First Variable Rate Fund for Government Income(the “Company”), as filed with the Securities and Exchange Commission (the “Report”), I, Ronald Wolfsheimer, Treasurer of the Company, certify, pursuant to 18 U.S.C. 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that, to my knowledge:

The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Company.

Date:  August 27, 2003                                  /s/  Ronald Wolfsheimer

                                                                                    Ronald Wolfsheimer

Treasurer – Principal Executive Officer

            A signed original of this written statement required by Section 906, or other document authenticating, acknowledging, or otherwise adopting the signature that appears in typed form within the electronic version of this written statement required by Section 906, has been provided to First Variable Rate Fund for Government Income and will be retained by First Variable Rate Fund for Government Income and furnished to the SEC or its staff upon request.

            This certification is being furnished solely pursuant to 18 U.S.C. 1350 and is not being filed as part of the Report or as a separate disclosure document.